Lincoln Hedged S&P 500 Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–52.15%
INVESTMENT COMPANY–52.15%
Equity Fund–52.15%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	759,586	$25,213,679
Total Affiliated Investment (Cost $22,971,820)		25,213,679
UNAFFILIATED INVESTMENTS–53.33%
INVESTMENT COMPANY–0.25%
Money Market Fund–0.25%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	121,080	121,080
Total Investment Company (Cost $121,080)		121,080

	Number of Contracts

OPTIONS PURCHASED–53.08%
CENTRALLY CLEARED–53.08%
Call Options–50.85%
S&P 500 Mini Index Strike price $11.86, expiration date 12/17/25, notional amount $111,484	94	6,161,540
S&P 500 Mini Index Strike price $11.46, expiration date 3/18/26, notional amount $107,724	94	6,159,317
S&P 500 Mini Index Strike price $11.96, expiration date 6/17/26, notional amount $112,424	94	6,144,005
S&P 500 Mini Index Strike price $13.20, expiration date 9/16/26, notional amount $124,080	94	6,122,601
		24,587,463
	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
OPTIONS PURCHASED (continued)
CENTRALLY CLEARED (continued)
Put Options–2.23%
S&P 500 Mini Index Strike price $587.24, expiration date 12/17/25, notional amount $10,981,388	187	$64,236
S&P 500 Mini Index Strike price $567.57, expiration date 3/18/26, notional amount $10,613,559	187	129,599
S&P 500 Mini Index Strike price $598.09, expiration date 6/17/26, notional amount $11,184,283	187	277,568
S&P 500 Mini Index Strike price $660.04, expiration date 9/16/26, notional amount $12,342,748	187	604,743
		1,076,146
Total Options Purchased (Cost $24,451,464)		25,663,609
Total Unaffiliated Investments (Cost $24,572,544)		25,784,689

TOTAL INVESTMENTS–105.48% (Cost $47,544,364)	50,998,368

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(5.85)%
CENTRALLY CLEARED–(5.85)%
Call Options–(4.75)%
S&P 500 Mini Index Strike price $668.70, expiration date 12/17/25, notional amount $(12,504,690)	(187)	$(374,073)
S&P 500 Mini Index Strike price $645.34, expiration date 3/18/26, notional amount $(12,067,858)	(187)	(950,731)
S&P 500 Mini Index Strike price $682.48, expiration date 6/17/26, notional amount $(12,762,376)	(187)	(678,150)
S&P 500 Mini Index Strike price $745.05, expiration date 9/16/26, notional amount $(13,932,435)	(187)	(294,706)
(2,297,660)
Put Options–(1.10)%
S&P 500 Mini Index Strike price $516.78, expiration date 12/17/25, notional amount $(9,663,786)	(187)	(24,059)
Lincoln Hedged S&P 500 Fund–1

Lincoln Hedged S&P 500 Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
CENTRALLY CLEARED (continued)
Put Options (continued)
S&P 500 Mini Index Strike price $499.47, expiration date 3/18/26, notional amount $(9,340,089)	(187)	$(61,729)
S&P 500 Mini Index Strike price $526.32, expiration date 6/17/26, notional amount $(9,842,184)	(187)	(137,005)
S&P 500 Mini Index Strike price $580.84, expiration date 9/16/26, notional amount $(10,861,708)	(187)	(308,339)
(531,132)
Total Options Written (Premiums received $(2,077,970))		(2,828,792)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.37%		179,001
NET ASSETS APPLICABLE TO 4,098,982 SHARES OUTSTANDING–100.00%		$48,348,577

✧✧Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes.
Lincoln Hedged S&P 500 Fund–2

Lincoln Hedged S&P 500 Fund
Notes
September 30, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Number of Shares 09/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-52.15%@
Equity Fund-52.15%@
✧✧LVIP SSGA S&P 500 Index Fund	$9,881,768	$18,603,658	$4,949,172	$(77,366)	$1,754,791	$25,213,679	759,586	$—	$—

@ As a percentage of Net Assets as of September 30, 2025.
✧✧ Standard Class shares.
Lincoln Hedged S&P 500 Fund–3